VESSELS AND OTHER FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2013
VESSELS AND OTHER FIXED ASSETS, NET
VESSELS AND OTHER FIXED ASSETS, NET
10. VESSELS AND OTHER FIXED ASSETS, NET

Acquisition of vessels

On September 15, 2013, the Company signed a memorandum of agreement for the acquisition of a newbuilding Eco Type Handysize double hull for an aggregate consideration of approximately $19,500, plus 1% address commission. The Company also incurred, additional acquisition related costs of approximately $3,052. The total amount is included in Advances for vessel acquisition line of consolidated balance sheet. The vessel is expected to be delivered in the third quarter of 2014. The full liability has entered to the agreement with Hanover Holdings I LLC, please refer to Note   15.
Disposal of vessels

For all the vessels sold, see also Note 26 Discontinued Operations.

Impairment of vessels

For the year ended December 31, 2013, the Company’s impairment tests indicated that no impairment existed for the two vessels that were held and used as of December 31, 2013.

For the year ended December 31, 2012, the Company recorded an impairment charge totaling $5,911 in continuing operations on one of the two vessels that were held and used as of December 31, 2012.

For the year ended December 31, 2011, the Company recorded an impairment charge totaling $2,360 in continuing operations on one vessel classified as held and used and $101,415 in discontinued operations on fifteen vessels.

The table below presents the movement of “Vessels and Other Fixed Assets, Net”:

Cost	Vessels	Leased Vessels	Dry docking and Special survey	Other fixed assets	Total
Balance at December 31, 2010	$548,817	$87,000	$9,316	$834	$645,967
Additions	863	-	6,650	190	7,703
Transfer from Vessels Under Construction	79,197	38,708	-	-	117,905
Transfer to assets held for sale	(92,600)	(24,000)	(4,038)	-	(120,638)
Disposals — Discontinued operations	(102,794)	-	(2,959)	-	(105,753)
Loss on sale and leaseback	-	(208)	-	-	(208)
Balance at December 31, 2011	$433,483	$101,500	$8,969	$1,024	$544,976
Additions	-	-	985	-	985
Disposals — Discontinued operations	(376,517)	(101,500)	(7,759)	-	(485,776)
Balance at December 31, 2012	$56,966	$-	$2,195	$1,024	$60,185
Additions	-	-	366	5	371
Balance at December 31, 2013	$56,966	$-	$2,561	$1,029	$60,556
Accumulated Depreciation and Amortization
Balance at December 31, 2010	$(184,640)	$(841)	$(4,662)	$(408)	$(190,551)
Depreciation and Amortization for the year	(26,497)	(8,068)	(3,384)	(312)	(38,261)
Impairment loss (Note 3)	(68,185)	(30,497)	(5,093)	-	(103,775)
Transfer to assets held for sale	20,672	10,932	2,952	-	34,556
Disposals — Discontinued operations	20,148	-	2,426	-	22,574
Balance at December 31, 2011	$(238,502)	$(28,474)	$(7,761)	$(720)	$(275,457)
Depreciation and Amortization for the period	(5,168)	(209)	(428)	(184)	(5,989)
Impairment loss (Note 3)	(5,075)	-	(836)	-	(5,911)
Disposals — Discontinued operations	228,294	28,683	7,698	-	264,675
Balance at December 31, 2012	$(20,451)	$-	$(1,327)	$(904)	$(22,682)
Depreciation and Amortization for the period	(2,536)		(196)	(75)	(2,807)
Balance at December 31, 2013	$(22,987)	$-	$(1,523)	$(979)	$(25,489)
Net book value — December 31, 2010	$364,177	$86,159	$4,654	$426	$455,416
Net book value — December 31, 2011	$194,981	$73,026	$1,208	$304	$269,519
Net book value — December 31, 2012	$36,515	$-	$868	$120	$37,503
Net book value — December 31, 2013	$33,979	$-	$1,038	$50	$35,067